Severance Indemnities and Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Components of Net Periodic Cost of Pension Benefits and Other Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2017	2018	2019	2017		2018		2019
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥49,057	¥47,064	¥48,352	¥13,107	¥990	¥10,169	¥676	¥12,395	¥525
Interest cost on projected benefit obligation	12,308	14,383	13,504	15,287	1,229	15,359	1,079	14,958	1,046
Expected return on plan assets	(60,255)	(68,432)	(74,270)	(29,339)	(2,047)	(32,110)	(2,122)	(33,266)	(2,314)
Amortization of net actuarial loss	17,764	7,309	731	12,707	1,366	8,847	1,124	9,993	707
Amortization of prior service cost	(6,348)	(1,094)	(1,210)	(2,045)	(1,534)	(3,090)	(2,775)	(3,039)	(2,020)
Loss (gain) on settlements and curtailment	(1,765)	(4,394)	(5,980)	(208)	—	52	—	49	—

Net periodic benefit cost (income)	¥10,761	¥(5,164)	¥(18,873)	¥9,509	¥4	¥(773)	¥(2,018)	¥1,090	¥(2,056)

Summary of Assumptions Used in Computation [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2017	2018	2019	2017		2018		2019
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	0.68%	0.82%	0.76%	3.90%	3.03%	3.52%	3.61%	3.19%	3.27%
Discount rates in determining benefit obligation	0.82	0.76	0.61	3.81	3.86	3.38	3.43	3.87	3.99
Rates of increase in future compensation level for determining expense	3.23	3.23	3.21	4.65	—	4.65	—	4.65	—
Rates of increase in future compensation level for determining benefit obligation	3.23	3.21	3.21	4.65	—	4.65	—	5.01	—
Expected rates of return on plan assets	2.75	2.87	2.83	6.80	7.50	6.71	7.50	6.70	7.50

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries [Table Text Block]

	MUAH		Other than MUAH
	2018(1)	2019(1)	2018(1)	2019(1)
Initial trend rate	4.44%	4.44%	7.00%	7.00%
Ultimate trend rate	3.94%	3.94%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2026	2027	2026	2027

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥183	¥(152)	¥44	¥(35)
Effect on postretirement benefit obligation	3,110	(2,630)	812	(644)

Note:

(1)	Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2017 and 2018, respectively.

Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018		2019
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,793,848	¥1,821,794	¥478,463	¥35,222	¥502,056	¥34,347
Service cost	47,064	48,352	10,169	676	12,395	525
Interest cost	14,383	13,504	15,359	1,079	14,958	1,046
Plan participants’ contributions	—	—	28	455	37	452
Acquisitions/ Divestitures	(29)	(160)	—	—	(17)	—
Amendments	—	—	—	—	64	—
Actuarial loss (gain)	49,678	43,527	25,519	506	(28,466)	(2,354)
Benefits paid	(67,913)	(66,539)	(19,388)	(2,520)	(19,894)	(2,221)
Lump-sum payment	(15,237)	(18,594)	(861)	—	(1,750)	—
Translation adjustments and other	—	—	(7,233)	(1,071)	(10,303)	(285)

Benefit obligation at end of fiscal year	1,821,794	1,841,884	502,056	34,347	469,080	31,510

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,346,310	2,603,329	477,479	30,339	542,646	32,466
Actual return on plan assets	250,704	13,664	75,824	4,890	(21,353)	(1,948)
Employer contributions	74,181	44,427	16,969	190	3,117	102
Acquisitions/ Divestitures	47	(93)	—	—	—	—
Plan participants’ contributions	—	—	28	455	37	452
Benefits paid	(67,913)	(66,539)	(19,388)	(2,520)	(19,894)	(2,221)
Translation adjustments and other	—	—	(8,266)	(888)	(11,058)	(593)

Fair value of plan assets at end of fiscal year	2,603,329	2,594,788	542,646	32,466	493,495	28,258

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥798,849	¥770,564	¥83,578	¥2,552	¥67,821	¥1,372
Accrued benefit cost	(17,314)	(17,660)	(42,988)	(4,433)	(43,406)	(4,624)

Net amount recognized	¥781,535	¥752,904	¥40,590	¥(1,881)	¥24,415	¥(3,252)

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018	2019
	(in millions)
Aggregated accumulated benefit obligations	¥1,784,837	¥1,800,992	¥475,522	¥457,048

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018	2019
	(in millions)
Projected benefit obligations	¥22,445	¥23,108	¥62,511	¥63,273
Accumulated benefit obligations	22,445	23,108	52,012	52,249
Fair value of plan assets	5,272	5,629	19,521	19,866

Amounts Recognized in Accumulated OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018		2019
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥135,656	¥245,037	¥111,820	¥7,449	¥126,238	¥8,628
Prior service cost	(6,669)	(5,459)	(17,936)	(6,237)	(14,536)	(4,263)

Gross amount recognized in Accumulated OCI	128,987	239,578	93,884	1,212	111,702	4,365
Taxes	(81,747)	(115,816)	(25,251)	(358)	(29,875)	(1,282)

Net amount recognized in Accumulated OCI	¥47,240	¥123,762	¥68,633	¥854	¥81,827	¥3,083

Amounts Recognized in OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018		2019
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(132,593)	¥104,132	¥(18,165)	¥(2,262)	¥26,155	¥1,908
Prior service cost arising during the year	—	—	—	—	65	—
Losses (gains) due to amortization:
Net actuarial loss	(7,309)	(731)	(8,847)	(1,124)	(9,993)	(707)
Prior service cost	1,094	1,210	3,090	2,775	3,039	2,020
Curtailment and settlement	4,394	5,980	(52)	—	(49)	—
Foreign currency translation adjustments	—	—	(3,502)	(36)	(1,399)	(68)

Total changes in Accumulated OCI	¥(134,414)	¥110,591	¥(27,476)	¥(647)	¥17,818	¥3,153

Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥5,395	¥7,731	¥1,130
Prior service cost	(1,269)	(3,056)	(1,916)

Total	¥4,126	¥4,675	¥(786)

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	39.3%	0.3%	—%
Japanese debt securities	32.1	—	—
Non-Japanese equity securities	14.9	48.5	70.0
Non-Japanese debt securities	9.1	39.1	30.0
Real estate	1.3	9.9	—
Short-term assets	3.3	2.2	—

Total	100.0%	100.0%	100.0%

Expected Contributions to Plan Assets in Next Fiscal Year [Table Text Block]

For the pension benefits of domestic subsidiaries	¥32.7 billion
For the pension benefits of foreign offices and subsidiaries	0.7 billion
For the other benefits of foreign offices and subsidiaries	0.4 billion

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2020	¥84,558	¥19,923	¥1,997
2021	82,297	20,928	2,072
2022	82,320	21,903	2,129
2023	81,710	22,881	2,177
2024	81,684	23,726	2,205
Thereafter (2025-2029)	401,772	162,850	10,222

Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) [Table Text Block]

	Domestic subsidiaries
Assets category	March 31, 2017	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2018
	(in millions)
Other debt securities	¥208	¥(6)	¥(18)	¥887	¥—	¥—	¥1,071
Other investment funds	206	36	—	(242)	—	—	—

Total	¥414	¥30	¥(18)	¥645	¥—	¥—	¥1,071

	Foreign offices and subsidiaries
Assets category	March 31, 2017	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2018
	(in millions)
Other investments	¥760	¥51	¥(2)	¥(654)	¥—	¥—	¥155

Total	¥760	¥51	¥(2)	¥(654)	¥—	¥—	¥155

	Domestic subsidiaries
Assets category	March 31, 2018	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2019
	(in millions)
Other debt securities	¥1,071	¥4	¥49	¥(94)	¥—	¥—	¥1,030

Total	¥1,071	¥4	¥49	¥(94)	¥—	¥—	¥1,030

	Foreign offices and subsidiaries
Assets category	March 31, 2018	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2019
	(in millions)
Other investments	¥155	¥—	¥(3)	¥36	¥—	¥—	¥188

Total	¥155	¥—	¥(3)	¥36	¥—	¥—	¥188

Pension Benefits [Member]
Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent) [Table Text Block]

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2018		2019		2018		2019
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥83,205		¥109,915		¥—		¥—
Japanese debt securities	252,730		184,121		—		—
Non-Japanese marketable equity securities	151,893		162,901		—		—
Non-Japanese debt securities	100,998		155,792		—		—
Other	135,275		134,306		—		—

Total pooled funds	724,101		747,035		—		—

Other investment funds	458,851	(1)	525,083	(1)	279,965	(2)	241,559	(2)

Total	¥1,182,952		¥1,272,118		¥279,965		¥241,559

Notes:

(1)	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥433,221 million and ¥13,664 million, respectively, at March 31, 2018 and ¥500,850 million and ¥12,058 million, respectively, at March 31, 2019.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥63,088 million, ¥40,205 million and ¥158,249 million, respectively, at March 31, 2018 and ¥53,775 million, ¥46,818 million and ¥140,728 million, respectively, at March 31, 2019.

Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2018	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥139,847	¥—	¥—	¥139,847	¥—	¥—	¥—	¥—
Non-Japanese government bonds	15,552	944	—	16,496	17,945	4,081	—	22,026
Other debt securities	201	3,482	1,071	4,754	—	81,968	—	81,968
Japanese marketable equity securities	934,691	—	—	934,691	887	—	—	887
Non-Japanese marketable equity securities	71,729	255	—	71,984	42,166	815	—	42,981
Other investment funds	—	—	—	—	99,798	9,997	—	109,795	(2)
Japanese general account of life insurance companies(1)	—	225,925	—	225,925	—	—	—	—
Other investments	3,485	23,195	—	26,680	2	4,867	155	5,024

Total	¥1,165,505	¥253,801	¥1,071	¥1,420,377	¥160,798	¥101,728	¥155	¥262,681

At March 31, 2019	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥146,060	¥—	¥—	¥146,060	¥—	¥—	¥—	¥—
Non-Japanese government bonds	8,570	656	—	9,226	38,687	4,615	—	43,302
Other debt securities	109	3,698	1,030	4,837	—	100,462	—	100,462
Japanese marketable equity securities	855,353	—	—	855,353	—	—	—	—
Non-Japanese marketable equity securities	64,957	234	—	65,191	20,569	652	—	21,221
Other investment funds	—	—	—	—	73,286	9,044	—	82,330	(2)
Japanese general account of life insurance companies(1)	—	222,460	—	222,460	—	—	—	—
Other investments	917	18,626	—	19,543	18	4,415	188	4,621

Total	¥1,075,966	¥245,674	¥1,030	¥1,322,670	¥132,560	¥119,188	¥188	¥251,936

Notes:

(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2017 to March 31, 2018 and 1.24% from April 1, 2018 to March 31, 2019.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥93,821 million and ¥516 million, respectively, which were held by MUFG Americas Holdings at December 31, 2017 and ¥68,556 million and nil, respectively, at December 31, 2018.

Foreign Offices and Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2018	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥139,847	¥—	¥—	¥139,847	¥—	¥—	¥—	¥—
Non-Japanese government bonds	15,552	944	—	16,496	17,945	4,081	—	22,026
Other debt securities	201	3,482	1,071	4,754	—	81,968	—	81,968
Japanese marketable equity securities	934,691	—	—	934,691	887	—	—	887
Non-Japanese marketable equity securities	71,729	255	—	71,984	42,166	815	—	42,981
Other investment funds	—	—	—	—	99,798	9,997	—	109,795	(2)
Japanese general account of life insurance companies(1)	—	225,925	—	225,925	—	—	—	—
Other investments	3,485	23,195	—	26,680	2	4,867	155	5,024

Total	¥1,165,505	¥253,801	¥1,071	¥1,420,377	¥160,798	¥101,728	¥155	¥262,681

At March 31, 2019	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥146,060	¥—	¥—	¥146,060	¥—	¥—	¥—	¥—
Non-Japanese government bonds	8,570	656	—	9,226	38,687	4,615	—	43,302
Other debt securities	109	3,698	1,030	4,837	—	100,462	—	100,462
Japanese marketable equity securities	855,353	—	—	855,353	—	—	—	—
Non-Japanese marketable equity securities	64,957	234	—	65,191	20,569	652	—	21,221
Other investment funds	—	—	—	—	73,286	9,044	—	82,330	(2)
Japanese general account of life insurance companies(1)	—	222,460	—	222,460	—	—	—	—
Other investments	917	18,626	—	19,543	18	4,415	188	4,621

Total	¥1,075,966	¥245,674	¥1,030	¥1,322,670	¥132,560	¥119,188	¥188	¥251,936

Notes:

(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2017 to March 31, 2018 and 1.24% from April 1, 2018 to March 31, 2019.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥93,821 million and ¥516 million, respectively, which were held by MUFG Americas Holdings at December 31, 2017 and ¥68,556 million and nil, respectively, at December 31, 2018.

Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

	Foreign offices and subsidiaries
	2018				2019
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Non-Japanese government bonds	¥2,523	¥—	¥—	¥2,523	¥1,705	¥—	¥—	¥1,705
Other debt securities	—	5,797	—	5,797	—	6,124	—	6,124
Non-Japanese marketable equity securities	—	7	—	7	—	6	—	6
Other investment funds(1)	6,082	—	—	6,082	5,487	—	—	5,487
Other investments	1	264	—	265	—	130	—	130

Total	¥8,606	¥6,068	¥—	¥14,674	¥7,192	¥6,260	¥—	¥13,452

Note:

(1)	Other investment funds mainly consist of mutual funds.

Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent) [Table Text Block]

	Foreign offices and subsidiaries
Assets category	2018	2019
	(in millions)
Other investment funds(1)	¥17,792	¥14,806

Total	¥17,792	¥14,806

Note:

(1)	Other investment funds of the foreign offices and subsidiaries include mutual funds, common collective funds and pooled separate accounts with variable life insurance policies of ¥553 million, ¥11,332 million and ¥5,907 million, respectively, which were held by MUFG Americas Holdings at December 31, 2017 and ¥147 million, ¥9,583 million and ¥5,076 million, respectively, at December 31, 2018.